Accounts receivables, net (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Accounts Receivable Net Current [Abstract]
Accounts receivable, gross	$ 130,392	$ 147,440
Less: Allowance for credit losses	(7,147)	(3,469)
Accounts receivable, net	$ 123,245	$ 143,971